Share capital - Non-Option Equity Instruments Rollforward (Details) - Restricted Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding units, beginning of year (in shares)	3,679	4,334
Granted (in shares)	1,751	1,329
Vested and converted to common shares (in shares)	(2,663)	(2,143)
Forfeited (in shares)	(119)
Reinvested dividend equivalents (in shares)	136	159
Outstanding units, end of year (in shares)	2,784	3,679